INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2022
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [Table Text Block]
Cost:	Customer relationship
Balance at November 30, 2020	$-
Additions	657,094
Balance at November 30, 2021 and November 30, 2022	657,094

Accumulated amortization:
Balance at November 30, 2020	-
Amortization	(107,415)
Balance at November 30, 2021	(107,415)
Amortization	(219,029)
Impairment	(330,650)
Balance at November 30, 2022	(657,094)
Net book value
Balance at November 30, 2021	$549,679
Balance at November 30, 2022	$-